Financial Risk Management - Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value (Detail) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings	₩ 10,329,671	₩ 6,226,520
Bonds	₩ 3,151,218
Borrowings, bonds and others [member] | Bottom of range [member]
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings, bonds and others	1.87%	2.09%
Borrowings, bonds and others [member] | Top of range [member]
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings, bonds and others	3.56%	3.37%
Not measured at fair value but for which the fair value is disclosed [member] | Borrowings [member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Bonds [member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings	₩ 10,394,498	₩ 6,281,996
Bonds	₩ 2,345,867	₩ 2,384,987